Expected credit loss measurement - Sensitivity analysis (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (3,058)	$ (2,507)	$ (2,261)
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,004)	$ (946)
ECL with adjusted probabilities of scenario weights in percent of baseline	115.00%	143.00%
Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (869)	$ (654)
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(1,913)	(2,071)
Stage 1 and 2 positions
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(1,004)
Stage 1 and 2 positions | Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (869)	$ (654)